SIGNIFICANT ACCOUNTING POLICIES - Schedule of Debt Securities at Fair Value by Significant Investment Categories (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Money market funds	$ 2,688,758	$ 3,772,568	$ 3,620,109
Debt securities at fair value	$ 2,688,758	$ 3,772,568	$ 3,620,109